Document And Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information Line Items
Entity Registrant Name	E-Home Household Service Holdings Limited
Trading Symbol	EJH
Document Type	20-F/A
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	44,247,198
Amendment Flag	true
Amendment Description	E-Home Household Service Holdings Limited (the “Company”) is filing this Amendment No.1 to its Annual Report on form 20-F for the fiscal year ended June 30, 2022, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on November 4, 2022 (the “Original Filing”) to clarify and correct certain statements and typographical errors about the Company’s grant of shares under its 2022 Equity Incentive Plan to certain directors, officers, and employees as compensations for their services. Only those Items that contain a revision are being included in this 20-F/A (other than with respect to the Exhibit Index).As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, new certificates of our principal executive officer, principal financial officer, and auditor are being filed as exhibits to this Amendment No. 1 on Form 20-F/A as Exhibits 12.1, 12.2, 13.1, 13.2 and 15.2.Except as described in this Explanatory Note, no other changes have been made to the Original Filing. The Original Filing continues to speak as of the date of the Original Filing and we have not updated the disclosures contained therein to reflect any events which may have taken place at a date subsequent to the filing of the Original Filing. Accordingly, this Amendment No. 1 on Form 20-F/A should be read in conjunction with our filings with the SEC subsequent to the date of the Original Filing.The following sections of this Form 20-F/A contain information that has been amended where necessary to reflect the above-referenced changes to the Original Filing:●Part I Item 6. Directors, Senior Management and Employees●Part I Item 7. Major Shareholders And Related Party Transactions●Part III Item 17. Consolidated Financial Statements●Part III Item 18. Consolidated Financial Statements
Entity Central Index Key	0001769768
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40375
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	E-Home, 18/F, East Tower, Building B
Entity Address, Address Line Two	Dongbai Center, Yangqiao Road
Entity Address, Address Line Three	Gulou District
Entity Address, City or Town	Fuzhou City
Entity Address, Postal Zip Code	350001
Entity Address, Country	CN
Contact Personnel Name	Wenshan Xie
Title of 12(b) Security	Ordinary Shares, par value $0.002 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6706
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, TX
Business Contact
Document Information Line Items
Entity Address, Address Line One	E-Home, 18/F, East Tower, Building B
Entity Address, Address Line Two	Dongbai Center, Yangqiao Road
Entity Address, Address Line Three	Gulou District
Entity Address, City or Town	Fuzhou City
Entity Address, Postal Zip Code	350001
Entity Address, Country	CN
Contact Personnel Name	Wenshan Xie
City Area Code	+86-591
Local Phone Number	87590668